Employee benefits	12 Months Ended
Mar. 31, 2024
Disclosure Of Employee Benefits [Abstract]
Disclosure of employee benefits [text block]
17.	Employee benefits

	March 31, 2024	March 31, 202 3	March 31, 202 2
Gratuity payable	25,132	27,733	77,826
Compensated absences	134,817	102,170	67,178
	159,949	129,903	145,004

Gratuity cost

The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2024, 2023, and March 31, 2022 consist of the following:

	March 31, 2024	March 31, 2023	March 31, 2022
Service cost	62,318	47,050	31,865
Interest cost	21,854	13,926	10,088
Interest income	(19,858)	(8,788)	(2,303)
	64,314	52,188	39,650

Details of employee benefit obligation and plan asset are as follows:

	March 31, 2024	March 31, 2023
Projected benefit obligation at the end of the year	382,492	298,903
Plan assets at the end of the year	(357,235)	(271,170)
Funded status amount of liability recognised in the Balance Sheet	25,257	27,733

The following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 202 4	March 31, 202 3	March 31, 2022
Projected benefit obligation at the beginning of the year	298,903	216,006	177,098
Service cost	62,318	47,050	31,865
Interest cost	21,854	13,926	10,088
Remeasurements - Actuarial (gain) / loss	21,184	47,703	20,245 )
Benefits paid	(21,767)	(25,782)	(23,290)
Projected benefit obligation at the end of the year	382,492	298,903	216,006

Change in plan assets	March 31, 2024	March 31, 2023	March 31, 2022
Fair value of plan assets at the beginning of the year	271,170	138,180	40,651
Interest income	19,858	8,788	2,316
Employer contributions	86,289	157,682	120,000
Benefits paid	(21,593)	(25,342)	(23,290)
Return on plan assets, excluding amount recognised in net interest expense	1,511	(8,138)	(1,497)
Fair value of plan assets at the end of the year	357,235	271,170	138,180

Actual return on plan assets	21,369	611	907

Actuarial assumptions at end of the year
:

The principal actuarial assumptions as on March 31, 2024, 2023, and 2022 were as follows:

	March 31, 202 4		March 31, 202 3		March 31, 2022
Discount rate	7.15	% p.a.	7.30	% p.a.	6.35	% p.a.
Long-term rate of compensation increase	5.00	% p.a.	5.00	% p.a.	5.00	% p.a.
Expected long term rate of return on plan assets	8%		8%		8% for the first year and 5% thereafter
Average future working life time	21.46 years		21.68 years		21.85 years

Discount rate:
The discount rate is based on prevailing market yields of Indian Government securities as at the end of the year for the estimated term of the obligations
.

Long term rate of compensation increase:
The estimates of future salary increase considered take into account inflation, seniority, promotion and other factors.

Expected long term rate of return on plan assets:
This is based on the average long term rate of return expected on investments of the fund during the estimated term of the obligations.

Salary escalation rate: The estimates of future salary increases considered take into account the inflation, seniority, promotion and other relevant factors.

Assumptions regarding future mortality are based on published statistics and mortality tables.

The Group assesses these assumptions with the projected long-term plans of growth and prevalent industry standards.

Contributions
: The Group expects to contribute ₹89,083 to its gratuity fund during the year ending March 31, 2025.

The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2024	March 31, 202 3
1 Year	72,898	58,014
2 to 5 years	237,283	187,762
6 to 10 years	157,127	121,795
More than 10 years	86,437	67,564

Plan assets:
The Gratuity plan’s weighted-average asset allocation on March 31, 2024 and March 31, 2023, by asset category is as follows:

	March 31, 202 4	March 31, 20 23
Funds managed by insurers	100%	100%

Remeasurements of the net defined benefit liability recognized in other comprehensive income

Amount recognized in other comprehensive income for the years ending March 31, 2024, 2023, and 2022 are as follows:

	March 31, 2024	March 31, 2023	March 31, 2022
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	-	(4,967)	146
- change in financial assumptions	2,556	24,823	(402)
- experience variance	18,628	27,747	21,146
- return on plan assets, excluding amounts recognized in net interest expense/ income	(1,511)	8,179	1,172
	19,673	55,782	22,062

Sensitivity Analysis of significant actuarial assumption

Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)
Present Value of Defined Benefit Obligation	400,361	366,024	367,853	397,751

The present value of defined benefit obligation has been arrived at using the same method as is used for valuing the defined benefit obligation as per the current assumptions. The increase/decrease in defined benefit obligation has been arrived assuming the other assumptions are constant though such increase/decrease do not happen in isolation in real scenarios.

Contributions to defined contribution plans

In accordance with Indian law, all employees receive benefits from a provident fund, which is a defined contribution plan.  Both the employee and employer make monthly contributions to the plan, each equal to a specified percentage of employee’s basic salary. The Group has no further obligations under the plan beyond its monthly contributions. The Group contributed ₹ 244,403, ₹ 194,451and ₹ 135,589 for the years ended March 31, 2024, 202
3
 and 20
22
. The Group has contributed to 401(K) plans on behalf of eligible employees amounting to ₹ 19,912 (March 31, 20
23
: ₹ 17,537) during the year ended March 31, 202
4
.